RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
(In thousands of U.S. Dollars)	2019	2018	2017
Salaries	$410	$432	$431
Directors' fees	36	36	36
Share-based payments	60	53	88
	$506	$521	$555